Consolidated Balance Sheets - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 444,706	$ 1,105,291	$ 2,821,570
Accounts and other receivables, net	963,744	1,139,204	811,674
Inventory	38,782	27,608	18,484
Prepaid expenses and other current assets	416,550	422,995	321,017
Total current assets	1,863,782	2,695,098	3,972,745
Non-current assets:
Property and equipment, net	382,409	375,385	458,633
Operating lease right-of-use asset, net	431,746	463,011	370,312
Finance lease right-of-use asset, net	684,629	780,872	1,165,844
Goodwill	1,404,486	1,404,486	1,404,486
Intangible assets, net	760,556	775,139	833,472
Other assets	19,675	19,676	16,060
Total assets	5,547,283	6,513,667	8,221,552
Current liabilities:
Accounts payable	1,381,578	987,311	604,789
Accrued expenses	1,370,735	1,398,722	1,149,811
Unearned revenue	24,404	24,404	33,058
Operating lease liability, current portion	130,342	127,498	94,708
Finance lease liability, current portion	403,584	395,301	365,463
Notes payable, current portion	104,766	171,669
Total current liabilities	3,415,409	3,104,905	2,247,829
Non-current liabilities
Operating lease liability, net of current portion	308,415	342,098	283,001
Finance lease liability, net of current portion	335,899	444,448	835,467
Notes payable, net of current portion	48,156	20,180
Total liabilities	4,107,879	3,911,631	3,366,297
Commitments and contingencies (See Note 11)
Stockholders’ equity:
Preferred stock, value
Common stock, value	124,777	106,593	65,762
Additional paid-in capital	57,619,354	56,139,753	49,393,972
Accumulated deficit	(56,304,727)	(53,644,310)	(44,604,479)
Total stockholders’ equity	1,439,404	2,602,036	4,855,255
Total liabilities, and stockholders’ equity	$ 5,547,283	$ 6,513,667	$ 8,221,552